Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0001130310
Registrant Name	CENTERPOINT ENERGY INC
Registration File Number	333-295924
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES